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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                              ------------------------

Check here if Amendment [ ];     Amendment Number:
                                                  --------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marshfield Associates
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Address:  21 Dupont Circle, NW
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          Suite 500
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          Washington, DC 20036
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Form 13F File Number:   28-03998
                           ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kim Vinick
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Title:  Chief Compliance Officer
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Phone:  (202) 828-6200
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Signature. Place, and Date of Signing:

          /s/ Kim Vinick               Washington, DC              11/07/07
-------------------------------    ----------------------      ----------------
           [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] I3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
   ------------------       --------------------------------
[Repeat as necessary.]

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Marshfield Associates
FORM 13F
30-Sep-07

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

                                                                                                             Voting Authority
                                                                                                             -----------------
                                 Title of             Value     Shares/   Sh/   Put/    Invstmt    Other
Name of Issuer                   class     CUSIP      (x$1000)  Prn Amt   Prn   Call    Dscretn    Managers  Sole      Shared   None
------------------------------   --------  ---------  --------  --------  ---   ----    -------    --------  --------  -------  ----
American Express Company         COM       025816109      7475    125900  SH            Sole                   125900
Berkshire Hathaway Class A       COM       084670108     29035       245  SH            Sole                      245
Berkshire Hathaway Class B       COM       084670207     43340     10966  SH            Sole                    10966
Brown & Brown, Inc.              COM       115236101     40340   1533858  SH            Sole                  1533858
Citigroup                        COM       172967101     45190    968295  SH            Sole                   968295
Freddie Mac                      COM       313400301      9262    156960  SH            Sole                   156960
HomeFed Corp                     COM       43739D307      1738     27471  SH            Sole                    27471
Johnson & Johnson                COM       478160104     10234    155774  SH            Sole                   155774
Legg Mason Inc                   COM       524901105     45065    534643  SH            Sole                   534643
Leucadia National Corporation    COM       527288104     69693   1445323  SH            Sole                  1445323
MDC Holdings                     COM       552676108     46713   1141007  SH            Sole                  1141007
Martin Marietta Materials        COM       573284106     87053    651841  SH            Sole                   651841
Microsoft Corporation            COM       594918104       458     15534  SH            Sole                    15534
Mohawk Industries                COM       608190104    103944   1278530  SH            Sole                  1278530
Montpelier Re Holdings Ltd       COM       G62185106     15401    870130  SH            Sole                   870130
Moody's Corp.                    COM       615369105     32833    651439  SH            Sole                   651439
Nike Inc Cl B                    COM       654106103       357      6080  SH            Sole                     6080
Odyssey Re Holdings              COM       67612W108    142665   3844386  SH            Sole                  3844386
Old Republic Int'l Corp          COM                       913     48721  SH            Sole                    48721
OneBeacon Insurance Group LT     COM       G67742109     21733   1008485  SH            Sole                  1008485
Pfizer Inc.                      COM       717081103      4099    167803  SH            Sole                   167803
State Street Corp                COM       857477103       375      5500  SH            Sole                     5500
Toll Brothers Inc.               COM       889478103     63568   3179991  SH            Sole                  3179991
Wal-Mart Stores, Inc.            COM       931142103     74507   1706929  SH            Sole                  1706929
Washington Post Co Cl B          COM       939640108      2906      3620  SH            Sole                     3620
Wells Fargo & Company            COM       949746101     65053   1826306  SH            Sole                  1826306
White Mountains Insurance Grou   COM       G9618E107     89440    172082  SH            Sole                   172082
YUM! Brands Inc                  COM       988498101    121562   3593324  SH            Sole                  3593324
REPORT SUMMARY                  28  DATA RECORDS       1174953            0           OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
